PROPERTY, PLANT, AND EQUIPMENT (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 253,586	$ 242,547	$ 257,379
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	599,428	533,478	493,001
Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	(345,842)	(290,931)	(235,622)
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	176,957	159,352	169,809
Land and Buildings [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	309,385	274,079	264,016
Land and Buildings [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	(132,428)	(114,727)	(94,207)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	58,202	63,516	66,506
Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	217,958	193,689	168,124
Equipment [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	(159,756)	(130,173)	(101,618)
Ceded Under Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	4,221	4,221	4,230
Ceded Under Operating Leases [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	4,888	4,888	4,888
Ceded Under Operating Leases [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	(667)	(667)	(658)
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	14,206	15,458	16,834
Other [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	67,197	60,822	55,973
Other [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ (52,991)	$ (45,364)	$ (39,139)